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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number             811-5460

AIM Treasurer’s Series Trust

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 100 Houston, Texas	77046

(Address of principal executive offices)	(Zip code)

Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:            (713) 626-1919

Date of fiscal year end:            8/31

Date of reporting period:            02/29/04

TRUSTEES		AIM Treasurer’s
Bob R. Baker	Robert H. Graham
Frank S. Bayley	Gerald J. Lewis	Series Trust
James T. Bunch	Prema Mathai-Davis
Bruce L. Crockett	Lewis F. Pennock	(ATST)
Albert R. Dowden	Ruth H. Quigley
Edward K. Dunn, Jr.	Louis S. Sklar
Jack M. Fields	Larry Soll, Ph.D.
Carl Frischling	Mark H. Williamson

OFFICERS			INVESCO
Robert H. Graham	Chairman & President		Treasurer’s
Mark H. Williamson	Executive Vice President		Money Market
Kevin M. Carome	Senior Vice President, Secretary & Chief Legal Officer		Reserve Fund
Sidney M. Dilgren	Vice President & Treasurer		Semi-Annual Report
Robert G. Alley	Vice President		February 29, 2004
Stuart W. Coco	Vice President
Melville B. Cox	Vice President
Karen Dunn Kelley	Vice President
Edgar M. Larsen	Vice President

OFFICE OF THE FUND
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173

INVESTMENT ADVISOR
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173

DISTRIBUTOR
Fund Management Company
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173

CUSTODIAN
The Bank of New York
100 Church Street
New York, NY 10286-0001

COUNSEL TO THE FUND
Ballard Spahr Andrews & Ingersoll, LLP
1735 Market Street, 51st Floor
Philadelphia, PA 19103-7599

COUNSEL TO THE TRUSTEES
Kramer, Levin, Naftalis & Frankel LLP
919 Third Avenue
New York, NY 10022-3852

TRANSFER AGENT
AIM Investment Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

This report must be accompanied or preceded by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Read it carefully before you invest.		[Your goals. Our solutions.] – servicemark –	[AIM Investments Logo] – servicemark –

Letter to Our Shareholders

[AIM Investments Logo]

       – servicemark –

[GRAHAM PHOTO]

Dear Shareholder:

The economy and the stock market were healthy for most of the six-month reporting period covered by this report on INVESCO Treasurer's Money Market Reserve Fund. The nation's gross domestic product, generally considered the broadest measure of economic activity, expanded at an annualized rate of 8.2% in the third quarter and 4.1% in the fourth quarter of 2003, and the S&P 500® Index returned 14.59% for the reporting period. The S&P 500® Index is an index of common stocks frequently used as a general measure of U.S. stock market performance. A direct investment cannot be made in this index.

Throughout the reporting period, the federal funds target rate stood at 1.00%, its lowest level since 1958. The U.S. Federal Reserve (the Fed) said in June 2003 that it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth. By October, the Fed reported that economic expansion had increased and consumer spending was generally stronger, although the job market remained weak. The Fed's November Beige Book report cited “reasonably broad based” economic expansion in October and early November and noted that in most Federal Reserve districts:

■     wages and the prices of finished goods and services remained fairly stable;

■     retail spending increased on a year-over-year basis;

■     manufacturing activity picked up; and

■     residential real estate activity remained strong while commercial real estate activity remained weak.

In a speech in early January 2004, Federal Open Market Committee member Ben Bernanke said that while “downside risks to the economy remain … the incoming data have continued for the most part to surprise on the upside.”

In late January, the Fed left short-term rates unchanged and said that economic reports suggested that the economy was “expanding briskly.” The Fed dropped its long-standing promise to hold interest rates steady for a “considerable period,” replacing it instead with a pledge to be “patient” before raising rates.

Yields as of 2/29/04	Monthly Yield	Seven-Day SEC Yield
INVESCO Treasurer’s Money Market Reserve Fund	0.93%	0.93%
iMoneyNet Money Fund Averages™ First Tier Retail Funds	0.38	0.38

The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet First Tier Retail category consists of funds that invest in any allowable Rule 2a-7 investment, except Second Tier commercial paper. First Tier are those securities rated in the highest short-term rating category by two or more nationally recognized statistical ratings organizations.

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance.

(continued)

Your fund

As of the close of the reporting period on February 29, 2004, the fund’s seven-day SEC yield was 0.93%. Had the advisor not waived fees and/or reimbursed expenses, the fund’s seven-day SEC yield would have been lower. As of the same date, the fund’s weighted average maturity stood at 53 days and its net assets totaled $771.2 million.

Historically low short-term interest rates depressed yields on bank savings accounts and money market funds. INVESCO Treasurer’s Money Market Reserve Fund’s yields also were affected. Nonetheless, the fund continued to offer risk-averse investors safety of principal in uncertain economic times. INVESCO Treasurer’s Money Market Reserve Fund is a money market fund and therefore is not intended for investors seeking capital appreciation. The fund seeks a high level of current income, consistent with the preservation of capital and the maintenance of liquidity. The fund operates under policies designed to ensure compliance with specific federal regulations applied to money market funds. To comply with these regulations, we:

■	maintained high credit quality of the fund’s investments;

■	maintained a short average portfolio maturity;

■	ensured adequate diversification of both the issuers and the fund’s investments and the guarantors of those investments, if any; and

■	monitored accurate pricing of the fund’s investments in accordance with guidelines from the U.S. Securities and Exchange Commission.

The fund invests primarily in short-term securities issued by large creditworthy corporations, banks, and finance companies, as well as debt securities issued by the U.S. government. These securities include corporate debt securities, asset-backed securities, privately issued obligations, bank obligations, short-term commercial paper, U.S. government and agency debt, repurchase agreements, variable rate or floating rate debt obligations, and other securities that are restricted as to disposition under federal securities laws.

In closing

I thank you for your continued participation in INVESCO Treasurer’s Money Market Reserve Fund. If you have any questions, please consult your financial advisor for help with your investment choices. As always, members of our award-winning Client Services department are ready to be of service to you. They can be reached at 800-659-1005.

Sincerely,

/s/ Robert H. Graham

Robert H. Graham Chairman and President February 29, 2004

2

[LINE GRAPH]

MONTHLY YIELD COMPARISON

Six months ended 2/29/04 (Yields are monthly yields for the month-ends shown.)

	INVESCO Treasurer’s Money Market Reserve Fund	IMoneyNet Money Fund AveragesTM First Tier Retail Funds
8/03	0.93	0.38
9/03	0.94	0.38
10/03	0.95	0.39
11/03	0.96	0.39
12/03	0.98	0.40
1/04	0.94	0.38
2/04	0.93	0.38

Source: IMoneyNet Money Fund Insight®

The fund is not managed to track the performance of any particular index, including the indexes defined in this report, and consequently, the performance of the fund may deviate significantly from the performance of the indexes. A direct investment cannot be made in an index.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

3

Schedule of Investments

February 29, 2004

(Unaudited)

	Maturity	Par (000)	Value

Variable Rate Demand Notes–36.18%(a)

Insured–9.00%(b)

Berks (County of), Pennsylvania Industrial Development Authority (Lutheran Services); Health Care Series 1998 B IDR 1.16%(c)(d)	01/01/28	$1	$1,000

California (State of) Housing Finance Agency; Series 1998 T RB 1.10%(c)(d)	08/01/29	14,925	14,925,000

Connecticut (State of) Housing Finance Authority (Housing Mortgage Finance Program); Taxable Series 1998 F-2 RB 1.09%(d)	11/15/16	17,511	17,510,614

Taxable Series 2002 A-5 RB 1.10%(d)	05/15/33	635	635,000

Florida (State of) Baptist Health System of South Florida; Taxable Series 1995 B RB 1.09%(d)	05/15/25	836	836,478

Michigan (State of) Housing Development Authority; Taxable Series 2000 C RB, 1.09%(d)	12/01/20	13,457	13,457,000

Montgomery (City of), Alabama BMC Special Care Facilities Financing Authority (Baptist Health); Taxable Series 1998 C RB, 1.11%(d)	11/15/29	12,001	12,000,549

Omaha (City of), Nebraska (Riverfront Redevelopment); Taxable Special Obligation Series 2002 B RB 1.19%(d)	02/01/26	10,000	10,000,000

			69,365,641

Letter of Credit Guaranteed–27.18%(e)

Albuquerque (City of), New Mexico (Ktech Corp. Project); Series 2002 IDR (LOC–Wells Fargo Bank N.A.) 1.20%(c)(d)	11/01/22	1,640	1,640,000

American Association of Retired Persons; Notes (LOC–Bank of America N.A.) 1.12%(d)	05/01/31	11,000	11,000,000

B. Braun Medical Inc.; Series 2000 Bonds (LOC–First Union National Bank) 1.11%(d)	02/01/15	100	100,000

Belk, Inc.; Series 1998 Bonds (LOC–First Union National Bank) 1.11%(d)	07/01/08	17,000	17,000,000

Botsford (City of), Michigan General Hospital; Series 1997 A RB (LOC–Michigan National Bank) 1.07%(c)(f)	02/15/27	1	1,000

	Maturity	Par (000)	Value

Letter of Credit Guaranteed–(Continued)
Brooks (County of), Georgia Development Authority (Langboard Inc. Project); Taxable Series 2003 IDR (LOC–Bank of America N.A.) 1.09%(d)	05/01/18	$1	$1,000

Capital One Funding Corp.; Floating Rate Notes (LOC–Bank One N.A.), (Acquired 12/09/03; Cost $64,000) 1.11%(d)(g)	07/01/20	64	64,000

1.11%(d)	09/01/20	397	396,822

Chatham Capital Corp.; Series 2000 Floating Rate Notes (LOC–Bank One N.A.) 1.11%(d)	07/01/20	51	51,000

Corp. Finance Managers; Floating Rate Notes (LOC–Wells Fargo Bank N.A.), 1.20%(d)	02/02/43	1,100	1,100,000

Dome Corp.; Floating Rate Notes (LOC–Wachovia Bank N.A.), (Acquired 01/13/04; Cost $10,000,000) 1.11%(d)(g)	08/31/16	10,000	10,000,000

Exeter Realty Co.; Floating Rate Notes (LOC–Wachovia Bank N.A.), 1.09%(d)	10/01/13	12,850	12,850,000

Fayette (County of), Ohio (Fayette County Memorial Hospital); Series 2003 RB (LOC–National City Bank) 1.12%(c)(d)	08/01/23	100	100,000

Garlands of Barrington; Series 2002E Floating Rate Notes (LOC–Bank One N.A.) 1.11%(c)(d)	04/01/32	100	100,000

Georgia (State of) Municipal Gas Authority (Gas Portfolio III Project); Gas Series 2003 A RB (LOC–Wachovia Bank N.A.) 1.12%(c)(d)	02/01/15	15,650	15,650,000

JPV Capital Capital LLC; Series 99-A Floating Rate Notes (LOC–Standard Federal) 1.16%(d)	12/01/39	70	70,000

Kamps Capital LLC; Series 2003 Floating Rate Notes (LOC–Federal Home Loan Bank) 1.04%(d)	09/01/33	362	361,612

Lehigh (County of), Pennsylvania Industrial Development Authority (Bouras Industries); Taxable Series 2002 C IDR (LOC–Wachovia Bank N.A.) 1.14%(d)	11/01/13	1	1,000

Liberty (County of), Georgia Industrial Authority (Hugo Boss Inc. Project); Taxable Series 2002 RB (LOC–Wachovia Bank N.A.) 1.16%(d)	01/01/18	100	100,000

Madison (City of), Wisconsin Community Development Authority (Overture Development Corp.); Series 2001 RB (LOC–Bank One Milwaukee N.A.; Firstar Bank N.A.; M&I Marshall & Ilsley; Northern Trust Co.) 1.11%(c)(d)	06/01/36	4,377	4,376,744

Michigan (State of) Grand Travers Bank Economic Development Corp.; Series 2003 RB (LOC–Bank of America N.A.) 1.12%(c)(d)	09/01/18	7,600	7,600,000

	Maturity	Par (000)	Value

Letter of Credit Guaranteed–(Continued)
Mississippi (State of) Business Finance Corp. (General Electric Co. Plastic Project); Series 1998 IDR (LOC–Bank of America N.A), (Acquired 01/13/04; Cost $5,999,000) 1.08%(c)(g)(h)	02/01/23	$5,999	$5,999,000

New York (City of) Housing Development Corp. (Chelsea Centro); Taxable Multifamily Rent Housing Series 2002 RB (LOC–Bayerische Landesbank) 1.07%(d)	06/01/33	8,100	8,100,000

New York (State of) Housing Finance Agency; Refunding Taxable Service Contract Series 2003 F RB (LOC–State Street Bank & Trust Co.) 1.07%(d)	09/15/07	8,999	8,999,000

New York (State of) Housing Finance Agency; Refunding Taxable Service Contract Series 2003 H RB (LOC–Dexia Credit Local) 1.08%(d)	09/15/08	1,392	1,392,478

North Carolina (State of) Roman Catholic Diocese of Charlotte; Series 2002 Floating Rate Bonds (LOC–Wachovia Bank N.A.), 1.09%(c)(d)	05/01/14	903	903,000

North Carolina (State of) Roman Catholic Diocese of Raleigh; Series 2002 A RB (LOC–Bank of America N.A.) 1.14%(c)(d)	06/01/18	7,500	7,500,000

Osprey Properties Ltd.; Floating Rate Notes (LOC–Wells Fargo Bank N.A.) 1.20%(d)	06/01/27	6,000	6,000,000

Port Blakely (Communities of), Washington; Taxable Special Series 2001 C RB (LOC–Bank of America N.A.) 1.10%(d)	02/15/21	7,499	7,499,000

R.G. Ray Corp.; Series 2000 Floating Rate Bonds (LOC–LaSalle Bank N.A.) (Acquired 08/14/03; Cost $1,000) 1.19%(d)(g)	01/01/15	1	1,000

Racetrac Capital, LLC; Series 2000 Bonds (LOC–Regions Bank) 1.13%(d)	09/01/20	18,700	18,700,000

Richmond (City of), Virginia Redevelopment & Housing Authority (Old Manchester); Project Series 1995 B RB (LOC–Wachovia Bank N.A.) 1.15%(c)(h)	12/01/25	1,000	1,000,000

Rockwood Quarry LLC; Notes (LOC–Fifth Third Bank) 1.07%(d)	12/01/22	1	1,000

S&L Capital LLC; Notes (LOC–Comerica Bank) 1.14%(h)	11/04/42	1	1,000

San Jose (City of), California Redevelopment Agency (Merged Area); RB (LOC–Bank of New York) Taxable Series 2002 G 1.10%(d)	08/01/29	24	24,343

Taxable Series 2002 H 1.10%(d)	08/01/29	11,600	11,600,000

	Maturity	Par (000)	Value

Letter of Credit Guaranteed–(Continued)
Sebastian Commons L.P.; Series 2003 Floating Rate Notes (LOC–Bank of America N.A.) 1.12%(d)	09/01/28	$6,001	$6,001,000

Shepherd Capital LLC; Floating Rate Notes (LOC–Comerica Bank), Series 1996A, 1.16%(d)	10/01/46	6,660	6,660,000

Series 2003C, 1.09%(d)	08/01/53	455	455,000

Series 2003D, 1.04%(d)	10/01/53	614	614,153

South Carolina (State of) Educational Facilities Authority for Non-Profit Institutions (Anderson College); Taxable Series 1998 C RB (LOC–Wachovia Bank N.A.) 1.16%(d)	10/01/23	625	625,330

Texas (State of) Brazos River Authority (TXU Energy Co. LLC Project); Refunding Taxable Series 2001 I PCR (LOC–Citibank N.A.) 1.11%(d)	12/01/36	23,000	23,000,000

Union (County of), Arkansas (Del-Tin Fiber, LLC Project); Taxable Series 1998 IDR (LOC–Bank One N.A.) 1.11%(d)	10/01/27	12,000	12,000,000

			209,638,482

Total Variable Rate Demand Notes (Cost $279,004,123)			279,004,123

Commercial Paper–20.62%(i)

Asset-Backed Securities–Commercial Loans/Leases–2.58%

Atlantis One Funding Corp. (Rabobank–ABS Program Sponsor)(g) (Acquired 01/27/04; Cost $19,891,000) 1.09%	07/26/04	20,000	19,910,983

Asset-Backed Securities–Fully Backed–6.47%
Concord Minutemen Capital Co., LLC–Series A (Liberty Hampshire Co.–ABS Program Sponsor)(g) (Acquired 02/18/04; Cost $19,893,667) 1.10%	08/10/04	$20,000	19,901,000

Lexington Parker Capital Co., LLC (Liberty Hampshire Co.–ABS Program Sponsor)(g) (Acquired 09/04/03; Cost $9,942,322) 1.16%	03/01/04	10,000	10,000,000

Tannehill Capital Co., LLC (Liberty Hampshire Co.–ABS Program Sponsor)(g) (Acquired 10/08/03; Cost $19,904,578) 1.13%	03/08/04	20,000	19,995,606

			49,896,606

	Maturity	Par (000)	Value

Asset-Backed Securities–Multi-Purpose–4.53%

Charta LLC (Citibank N.A.–ABS Program Sponsor)(g) (Acquired 01/22/03; Cost $9,975,444) 1.04%	04/16/04	$10,000	$9,986,711

Edison Asset Securitization, LLC (GE Capital Corp.–ABS Program Sponsor)(g) (Acquired 01/21/03; Cost $14,959,700) 1.04%	04/23/04	15,000	14,977,033

Sheffield Receivables Corp. (Barclays Bank PLC–New York Branch–ABS Program Sponsor) 1.16%	03/02/04	10,000	9,999,678

			34,963,422

Asset-Backed Securities–Trade Receivables–2.40%
New Center Asset Trust–Series A-1+ (General Motors Acceptance Corp.–ABS Program Sponsor) 1.04%	03/26/04	18,500	18,486,639

Letter of Credit Guaranteed–1.40%

Alabama (State of) St. Industrial Development Authority (Commscope Project); Series 1995 Notes (LOC–Wachovia N.A.) 1.09%(c)(e)	03/16/04	10,800	10,800,000

Railroads–1.94%

Network Rail CP Finance PLC (United Kingdom)(g) (Acquired 10/22/03; Cost $14,909,042) 1.18%	04/26/04	15,000	14,972,467

Regional Banks–1.30%

Stadshypotek Delaware, Inc. (Sweden)(g) (Acquired 11/07/03; Cost $9,939,667) 1.20%	05/06/04	10,000	9,978,000

Total Commercial Paper (Cost $159,008,117)			159,008,117

Asset-Backed Securities–13.42%

Consumer Receivables–3.24%

GS Auto Loan Trust–Series 2004-1, Class A-1 Notes, 1.11%	02/15/05	25,000	25,000,000

Structured–10.18%

Granite Mortgages PLC (United Kingdom)–Series 2004-1, Class 1A1, Floating Rate Bonds 1.05%(h)	12/20/04	40,000	40,000,000

Holmes Financing PLC (United Kingdom)–Series 7, Class 1A, Floating Rate Bonds, 1.05%(h)	04/15/04	5,000	5,000,000

	Maturity	Par (000)	Value

Structured–(Continued)
Residential Mortgage Securities (United Kingdom)–Series 16A, Class A1, Floating Rate Bonds (Acquired 09/16/03; Cost $19,493,760) 1.12%(g)(h)	09/11/04	$19,494	$19,493,760

Residential Mortgage Securities (United Kingdom)–Series 17A, Class A1, Floating Rate Bonds (Acquired 02/10/04; Cost $14,000,000) 1.10%(g)(h)	02/14/05	14,000	14,000,000

			78,493,760

Total Asset-Backed Securities (Cost $103,493,760)			103,493,760

Certificates of Deposit–9.73%

Alliance & Leicester PLC (United Kingdom) 1.16%	03/08/04	10,000	10,000,000

Barclays Bank PLC (United Kingdom) 1.35%	04/19/04	10,000	10,005,099

Deutsche Bank A.G. (Germany) 1.23%	11/26/04	20,000	20,000,000

National Australia Bank Ltd. (Australia) 1.29%	08/31/04	10,000	10,000,000

Societe Generale (France) 1.04%(h)	10/01/04	15,000	14,996,900

UBS AG (Switzerland) 1.31%	08/04/04	10,000	10,000,000

Total Certificates of Deposit (Cost $75,001,999)			75,001,999

Master Note Agreements–9.72%(g)(j)

Merrill Lynch Mortgage Capital, Inc. (Acquired 02/23/04; Cost $35,000,000) 1.20%(k)	08/23/04	35,000	35,000,000

Morgan Stanley (Acquired 01/13/04; Cost $40,000,000) 1.11%(l)	06/14/04	40,000	40,000,000

Total Master Note Agreements (Cost $75,000,000)			75,000,000

Funding Agreements–3.24%(g)(m)

New York Life Insurance Co. (Acquired 04/03/03; Cost $5,000,000) 1.18%(h)	04/07/04	5,000	5,000,000

	Maturity	Par (000)	Value

Funding Agreements–(Continued)

Travelers Insurance Co. (Acquired 11/25/03; Cost $10,000,000) 1.22%(n)	08/27/04	$10,000	$10,000,000

(Acquired 08/27/03; Cost $10,000,000) 1.22%(n)	11/24/04	10,000	10,000,000

Total Funding Agreements (Cost $25,000,000)			25,000,000

U.S. Government Agency Securities–3.24%

Federal Home Loan Bank (FHLB)–1.30%

Unsec. Bonds, 1.35%	11/09/04	10,000	10,000,000

Federal National Mortgage Association (FNMA)–1.94%

Unsec. Notes, 1.35%	10/22/04	15,000	15,000,000

Total U.S. Government Agency Securities (Cost $25,000,000)			25,000,000

Medium-Term Notes–2.59%(g)

Allstate Life Global Funding II, Sr. Sec. Floating Rate Global MTN, (Acquired 09/04/03; Cost $10,003,000) 1.25%(n)	09/30/04	10,000	10,001,645

MetLife Global Funding, Floating Rate Global MTN, (Acquired 08/20/03; Cost $10,000,000) 1.11%(h)	09/15/04	10,000	10,000,000

Total Medium-Term Notes (Cost $20,001,645)			20,001,645

Total Investments (excluding Repurchase Agreements) (Cost $761,509,644)			761,509,644

Repurchase Agreements–1.30%

BNP Paribas Securities Corp.–New York Branch (France) 1.12%(o)	03/01/04	5,000	5,000,000

Deutsche Bank Securities Inc.–New York Branch (Germany) 1.12%(p)	03/01/04	5,000	5,000,000

Total Repurchase Agreements (Cost $10,000,000)			10,000,000

TOTAL INVESTMENTS (Cost $771,509,644)(q)–100.04%			771,509,644

OTHER ASSETS LESS LIABILITIES–(0.04%)			(273,119)

NET ASSETS–100.00%			$771,236,525

Investment Abbreviations:

ABS	–	Asset Backed Security	PCR	–	Pollution Control Revenue Bonds
IDR	—	Industrial Development Revenue Bonds	RB	–	Revenue Bonds
LOC	–	Letter of Credit	Sec.	–	Secured
MTN	–	Medium Term Notes	Sr.	–	Senior
			Unsec.	–	Unsecured

Notes to Schedule of Investments:

(a)	Demand security; payable upon demand by the Fund with usually no more than seven calendar days’ notice.
(b)	Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp. or MBIA Insurance Corp.
(c)	Interest on this security is taxable income to the Fund.
(d)	Interest rate is redetermined weekly. Rate shown is the rate in effect on 02/29/04.
(e)	Principal and interest payments are guaranteed by the letter of credit agreement.
(f)	Interest rate is redetermined daily. Rate shown is the rate in effect on 02/29/04.
(g)	Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 02/29/04 was $289,281,205, which represented 37.51% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(h)	Interest rate is redetermined monthly. Rate shown is the rate in effect on 02/29/04.
(i)	Security may be traded on a discount basis. In such instances, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates
(k)	The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day’s notice based on the timing of the demand. Interest rate is redetermined daily. Rate shown is the rate in effect on 02/29/04.
(l)	The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day’s oral notice for up to 10% of outstanding balance. Interest rate is redetermined daily. Rate shown is the rate in effect on 02/29/04.
(m)	Security considered to be illiquid. The aggregate market value of these securities considered illiquid at 02/29/04 was $25,000,000 which represented 3.24% of the Fund’s net assets.
(n)	Interest rate is redetermined quarterly. Rate shown is the rate in effect on 02/29/04.
(o)	Repurchase agreement entered into 02/27/04 with a maturing value of $5,000,467. Collateralized by $5,140,807 Corporate obligations, 1.52% to 7.35% due 03/01/06 to 03/20/44 with an aggregate market value at 02/29/04 of $5,250,001.
(p)	Repurchase agreement entered into 02/27/04 with a maturing value of $5,000,467. Collateralized by $4,670,447 Corporate obligations, 6.56% due 11/18/08 with market value at 02/29/04 of $5,250,001.
(q)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

February 29, 2004

(Unaudited)

Assets:

Investments, at value amortized (cost $771,509,644)	$771,509,644

Receivables for:
Fund shares sold	109,641

Interest	840,845

Amount due from advisor	2,532

Other assets	735

Total assets	772,463,397

Liabilities:

Payables for:
Fund shares reacquired	697,007

Dividends	529,865

Total liabilities	1,226,872

Net assets applicable to shares outstanding	$771,236,525

Net assets consist of:
Shares of beneficial interest	$771,221,996

Undistributed net realized gain from investment securities	14,529

$771,236,525

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Outstanding	771,221,996

Net asset value, offering and redemption price per share	$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

For the six months ended February 29, 2004

(Unaudited)

Investment income:

Interest	$4,863,214

Expenses:

Advisory fees	1,055,368

Total expenses	1,055,368

Less: Fees waived	(212,016)

Net expenses	843,352

Net investment income	4,019,862

Net realized gain from investment securities	13,331

Net increase in net assets resulting from operations	$4,033,193

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the six months ended February 29, 2004, three months ended August 31, 2003 and year ended

May 31, 2003

(Unaudited)

	Six months ended February 29, 2004	Three months ended August 31, 2003	Year ended May 31, 2003

Operations:

Net investment income	$4,019,862	$1,518,123	$7,679,046

Net realized gain from investment securities	13,331	1,198	—

Net increase in net assets resulting from operations	4,033,193	1,519,321	7,679,046

Distributions to shareholders from net investment income	(4,019,862)	(1,518,123)	(7,679,046)

Share transactions–net	(90,267,629)	367,936,868	(273,974,999)

Net increase (decrease) in net assets	(90,254,298)	367,938,066	(273,974,999)

Net assets:

Beginning of year	861,490,823	493,552,757	767,527,756

End of year	$771,236,525	$861,490,823	$493,552,757

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

February 29, 2004

(Unaudited)

NOTE 1—Significant Accounting Policies

INVESCO Treasurer’s Money Market Reserve Fund (the “Fund”) is a series portfolio of AIM Treasurer’s Series Trust (the “Trust”, formerly known as, INVESCO Treasurer’s Series Funds, Inc.). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company currently offering three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers one class of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

The Fund’s investment objective is to seek a high level of current income, consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — The Fund’s securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
B.	Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.
C.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.

Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. (“AIM”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee at the annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, AIM bears all expenses incurred by the Fund in connection with its operations, except for (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (iii) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies. AIM has voluntarily agreed to waive advisory fees equal to 0.05% of the Fund’s average daily net assets. For the period November 25, 2003 through February 29, 2004, AIM waived fees of $108,242. For the period November 25, 2003 through February 29, 2004, the Fund paid advisory fees to AIM of $536,498. Prior to November 25, 2003, the investment advisor to the Trust was INVESCO Funds Group, Inc. (“IFG”). For the period September 1, 2003 through November 24, 2003, IFG waived fees of $103,774. For the period September 1, 2003 through November 24, 2003, the Fund paid advisory fees to IFG of $518,870.

The Trust has entered into a master administrative services agreement with AIM to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with AIM Investment Services, Inc. (“AISI”), formerly known as A I M Fund Services, Inc., to provide transfer agency and shareholder services to the Fund. Pursuant to the investment advisory agreement, AIM bears all expense incurred under the administrative services and the transfer agency and services agreement.

The Trust has entered into a master distribution agreement with Fund Management Company (“FMC”) to serve as the distributor for the Fund.

Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3—Trustees’ Fees

Trustees’ fees are paid to each Trustee of the Trust who is not an “interested person” of AIM. Trustees have the option to defer their compensation. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the compensation and expenses of the Trustees, including its allocable portion of the expenses of the deferred compensation plan and retirement plan, are paid by AIM and not by the Trust.

NOTE 4—Borrowings

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 29, 2004.

Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund’s fiscal year-end.

NOTE 6—Share Information

The Fund currently offers one class of shares.

	Changes in Shares Outstanding

	Six months ended February 29, 2004		Three months ended August 31, 2003		Year ended May 31, 2003

	Shares	Amount	Shares	Amount	Shares	Amount

Sold	6,023,497,584	6,023,497,584	2,514,698,301	$2,514,698,301	6,083,694,346	$6,083,694,346

Issued as reinvestment of dividends	1,173,189	1,173,189	762,450	762,450	4,128,152	4,128,152

Reacquired	(6,114,938,402)	(6,114,938,402)	(2,147,523,883)	(2,147,523,883)	(6,361,797,497)	(6,361,797,497)

	(90,267,629)	$(90,267,629)	367,936,868	$367,936,868	(273,974,999)	$(273,974,999)

NOTE 7—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Six months ended February 29, 2004		Three months ended August 31, 2003		Year ended May 31,				Five months ended May 31, 1999
					2003	2002	2001	2000

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.005		0.00		0.01	0.02	0.06	0.05	0.02

Net gains on securities (both realized and unrealized)	0.000		0.00		—	—	—	—	—

Total from investment operations	0.005		0.00		0.01	0.02	0.06	0.05	0.02

Less dividends from net investment income	(0.005)		(0.00)		(0.01)	(0.02)	(0.06)	(0.05)	(0.02)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(a)	0.47%		0.24%		1.35%	2.37%	6.03%	5.55%	1.90%

Ratios/supplemental data:
Net assets, end of period (000s omitted)	$771,237		$861,491		$493,553	$767,528	$1,428,016	$1,185,282	$52,396

Ratio of expenses to average net assets	0.20	%(b)(c)	0.21	%(b)(d)	0.25%	0.25%	0.25%	0.25%	0.25	%(d)

Ratio of net investment income to average net assets	0.95	%(c)	0.95	%(d)	1.35%	2.53%	5.89%	5.84%	4.78	%(d)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)	After fee waivers and reimbursements, Ratio of expenses to average net assets prior to the fee waivers for periods ended February 29, 2004 and August 31, 2003 was 0.25% (annualized) and 0.25% (annualized), respectively.
(c)	Ratios are annualized and based on average daily net assets of $852,723,439.
(d)	Annualized.

NOTE 8—Legal Proceedings

Your Fund’s investment advisor, A I M Advisors, Inc. (“AIM”), is an indirect wholly owned subsidiary of AMVESCAP PLC (“AMVESCAP”). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. (“IFG”), was formerly the investment advisor to the INVESCO Funds. IFG currently serves as the investment advisor to INVESCO Variable Investment Funds, Inc. (“IVIF”). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF. On April 30, 2004, AIM will succeed IFG as the investment advisor to IVIF.

The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of “market timing” and “late trading.” Both AIM and IFG are the subject of a number of such inquiries, as described below.

A.    Regulatory Inquiries and Actions

1.    IFG

On December 2, 2003 each of the Securities and Exchange Commission (“SEC”) and the Office of the Attorney General of the State of New York (“NYAG”) filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (the parent of AIM) and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds’ prospectuses and to the INVESCO Funds’ independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Department of Banking for the State of Connecticut and the Colorado Securities Division. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD Inc. and the SEC, none of which directly bears upon the Fund. IFG is providing full cooperation with respect to these inquiries.

2.    AIM

AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney’s Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

NOTE 8—Legal Proceedings (continued)

3.    AMVESCAP Response

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM’s and IFG’s policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund’s investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

B.    Private Actions

In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act (“ERISA”); (iii) breach of fiduciary duty; and (iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds’ advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys’ and experts’ fees.

IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the “Panel”) has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG have already been transferred to the District of Maryland in accordance with the Panel’s directive. IFG anticipates that in time most or all of the actions pending against it will be transferred to the multidistrict litigation.

Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

Proxy Results (Unaudited)

A Special Meeting of Shareholders of INVESCO Treasurer’s Money Market Reserve Fund, a portfolio of AIM Treasurer’s Series Funds, (formerly INVESCO Treasurer’s Series Funds, Inc., and AIM Treasurer’s Series Fund, Inc.) (“Company”), a Maryland corporation, was held on October 21, 2003. The meeting was held for the following purposes:

(1)*	To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph D. and Mark H. Williamson.

(2)	To approve a new Investment Advisory Agreement with A I M Advisors, Inc.

(3)*	To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as a Delaware statutory trust and, in connection therewith, the sale of all of Company’s assets and the dissolution of Company as a Maryland corporation.

The results of the voting on the above matters were as follows:

	Trustees/Matter	Votes For	Withholding Authority

(1)*	Bob R. Baker Frank S. Bayley James T. Bunch Bruce L. Crockett Albert R. Dowden Edward K. Dunn, Jr. Jack M. Fields Carl Frischling Robert H. Graham Gerald J. Lewis Prema Mathai-Davis Lewis F. Pennock Ruth H. Quigley Louis S. Sklar Larry Soll, Ph.D. Mark H. Williamson	147,289,438 147,657,640 147,654,689 147,657,640 147,657,640 147,657,640 147,657,640 147,657,640 147,189,734 147,552,704 147,657,640 147,657,640 147,657,640 147,657,640 147,654,689 146,819,595	11,337,863 10,969,661 10,972,612 10,969,661 10,969,661 10,969,661 10,969,661 10,969,661 11,437,567 11,074,597 10,969,661 10,969,661 10,969,661 10,969,661 10,972,612 11,807,706

	Matter	Votes For	Votes Against	Withheld/ Abstentions

(2)	Approval of a new Investment Advisory Agreement with A I M Advisors, Inc.	118,004,430	6,497,790	5,702,180

*	Proposal required approval by a combined vote of all the portfolios of AIM Treasurer’s Series Funds, Inc.

Proxy Results (Unaudited) (continued)

	Matter	Votes For	Votes Against	Withheld/ Abstentions

(3)*	Approval of an Agreement and Plan of Reorganization which provides for the redomestication of Company as a Delaware statutory trust and, in connection therewith, the sale of all of Company’s assets and the dissolution of Company as a Maryland corporation	145,785,704	8,568,622	4,272,975	**

*	Proposal required approval by a combined vote of all the portfolios of AIM Treasurer’s Series Funds, Inc.
**	Includes Broker Non-Votes

TRUSTEES		AIM Treasurer’s
Bob R. Baker	Robert H. Graham
Frank S. Bayley	Gerald J. Lewis	Series Trust
James T. Bunch	Prema Mathai-Davis
Bruce L. Crockett	Lewis F. Pennock	(ATST)
Albert R. Dowden	Ruth H. Quigley
Edward K. Dunn, Jr.	Louis S. Sklar
Jack M. Fields	Larry Soll, Ph.D.
Carl Frischling	Mark H. Williamson

OFFICERS			INVESCO
Robert H. Graham	Chairman & President		Treasurer’s
Mark H. Williamson	Executive Vice President		Tax-Exempt
Kevin M. Carome	Senior Vice President, Secretary & Chief Legal Officer		Reserve Fund
Sidney M. Dilgren	Vice President & Treasurer
Robert G. Alley	Vice President
Stuart W. Coco	Vice President
Melville B. Cox	Vice President
Karen Dunn Kelley	Vice President
Edgar M. Larsen	Vice President

OFFICE OF THE FUND
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173
Semi-
INVESTMENT ADVISOR A I M Advisors, Inc. 11 Greenway Plaza, Suite 100 Houston, TX 77046-1173			Annual Report

DISTRIBUTOR			February 29, 2004
Fund Management Company
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173

CUSTODIAN
The Bank of New York
100 Church Street
New York, NY 10286-0001

COUNSEL TO THE FUND
Ballard Spahr Andrews & Ingersoll, LLP
1735 Market Street, 51st Floor
Philadelphia, PA 19103-7599

COUNSEL TO THE TRUSTEES
Kramer, Levin, Naftalis & Frankel LLP
919 Third Avenue
New York, NY 10022-3852

TRANSFER AGENT
AIM Investment Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

This report must be accompanied or preceded by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Read it carefully before you invest.		[Your goals. Our solutions.] – servicemark –	[AIM Investments Logo] – servicemark –

Letter to Our Shareholders

[AIM Investments Logo]

– servicemark –

[GRAHAM PHOTO]

Dear Shareholder:

The economy and the stock market were healthy for most of the six-month reporting period covered by this report on INVESCO Treasurer’s Tax-Exempt Reserve Fund. The nation’s gross domestic product, generally considered the broadest measure of economic activity, expanded at an annualized rate of 8.2% in the third quarter and 4.1% in the fourth quarter of 2003, and the S&P 500® Index returned 14.59% for the reporting period. The S&P 500 Index is an index of common stocks frequently used as a general measure of U.S. stock market performance. A direct investment cannot be made in this index.

Throughout the reporting period, the federal funds target rate stood at 1.00%, its lowest level since 1958. The U.S. Federal Reserve (the Fed) said in June 2003 that it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth. By October, the Fed reported that economic expansion had increased and consumer spending was generally stronger, although the job market remained weak. The Fed’s November Beige Book report cited “reasonably broad based” economic expansion in October and early November and noted that in most Federal Reserve districts:

■	wages and the prices of finished goods and services remained fairly stable;

■	retail spending increased on a year-over-year basis;

■	manufacturing activity picked up; and

■	residential real estate activity remained strong while commercial real estate activity remained weak.

In a speech in early January 2004, Federal Open Market Committee member Ben Bernanke said that while “downside risks to the economy remain … the incoming data have continued for the most part to surprise on the upside.” In late January, the Fed left short-term rates unchanged and said that economic reports suggested that the economy was “expanding briskly.” The Fed dropped its long-standing promise to hold interest rates steady for a “considerable period,” replacing it instead with a pledge to be “patient” before raising rates.

Yields as of 2/29/04

	Monthly Yield	Seven-Day SEC Yield
INVESCO Treasurer’s Tax-Exempt Reserve Fund	0.84%	0.85%
iMoneyNet Money Fund AveragesTM
Tax-Free Stockbroker and General Purpose	0.35%	0.36%

The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc., is an independent mutual fund performance monitor. The iMoneyNet Tax-Free Stockbroker and General Purpose category consists of funds that invest in obligations of tax-exempt entities, including state and municipal authorities.

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit AIMinvestments.com for the most recent month-end performance.

Your fund

As of the close of the reporting period on February 29, 2004, the fund’s seven-day yield was 0.85%. As of the same date, the fund’s weighted average maturity stood at 46 days and its net assets totaled $35.65 million. Historically

(continued)

low short-term interest rates depressed yields on bank savings accounts and money market funds. INVESCO Treasurer’s Tax-Exempt Reserve Fund’s yields also were affected. Nonetheless, the fund continued to offer risk-averse investors safety of principal in uncertain economic times. INVESCO Treasurer’s Tax-Exempt Reserve Fund is a money market fund and therefore is not intended for investors seeking capital appreciation. The fund seeks a high level of current income, consistent with the preservation of capital and the maintenance of liquidity. The fund operates under policies designed to ensure compliance with specific federal regulations applied to money market funds. To comply with these regulations, we:

■	maintained high credit quality of the fund’s investments;

■	maintained a short average portfolio maturity;

■	ensured adequate diversification of both the issuers and the fund’s investments and the guarantors of those investments, if any; and

■	monitored accurate pricing of the fund’s investments in accordance with guidelines from the U.S. Securities and Exchange Commission.

The fund normally invests at least 80% of its assets in short-term municipal securities issued by state, county, and city governments. These securities include municipal notes, short-term municipal bonds, and variable rate debt obligations. The interest on these securities is generally exempt from federal income tax, although the interest may be considered as income for persons subject to the Alternative Minimum Tax. The interest on these securities may be subject to state and/or local taxes.

In closing

I thank you for your continued participation in INVESCO Treasurer’s Tax-Exempt Reserve Fund. If you have any questions, please consult your financial advisor for help with your investment choices. As always, members of our award-winning Client Services department are ready to be of service to you. They can be reached at 800-659-1005.

Sincerely,

/s/ Robert H. Graham

Robert H. Graham
Chairman and President

February 29, 2004

2

[LINE GRAPH]

MONTHLY YIELD COMPARISON

Six months ended 2/29/04 (Yields are monthly yields for the month-ends shown.)

	INVESCO Treasurer’s Tax-Exempt Reserve Fund	iMoneyNet Money Fund AveragesTM Tax-Free Stockbroker and General Purpose
8/03	0.77	0.30
9/03	0.86	0.36
10/03	0.87	0.37
11/03	0.96	0.45
12/03	0.94	0.44
1/04	0.86	0.37
2/04	0.84	0.35

Source: iMoneyNet Money Fund Insight®

The fund is not managed to track the performance of any particular index, including the indexes defined in this report, and consequently, the performance of the fund may deviate significantly from the performance of the indexes. A direct investment cannot be made in an index.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

3

Schedule of Investments

February 29, 2004

(Unaudited)

	Ratings(a)		Par (000)	Market Value
	S&P	Moody’s

Municipal Obligations–99.93%

Alabama–6.18%

Homewood (City of) Medical Clinic Board (Lakeshore Foundation Project); Lease Revenue VRD Series 2000 RB (LOC-AmSouth Bank) 1.09%, 11/01/24(b)(c)(d)	A-1	—	$1,024	$1,024,000

Mobile (City of) Industrial Development Board (Holnam Inc. Project); Refunding VRD Series 1999 IDR (LOC-Bayerische Landesbank) 1.10%, 08/01/09(b)(c)(d)	A-1+	VMIG-1	1,000	1,000,000

Odenville (City of) Utilities Board; Water Series 2003 RB 1.00%, 08/01/04(e)	AAA	Aaa	185	185,000

				2,209,000

Arizona–0.43%

Maricopa (County of) School District No. 4; Mesa University Refunding Limited Tax Series 1997 GO 5.25%, 07/01/04(e)	AAA	Aaa	150	152,112

Florida–6.16%

Broward (County of) Airport (Learjet Inc. Project); Exempt Facilities VRD Series 2000 RB (LOC-Bank of America N.A.) 1.10%, 11/01/20(b)(c)(d)(f)	—	—	2,000	2,000,000

Florida (State of) Board of Education; Lottery Series 2000 A RB 4.63%, 07/01/04(e)	AAA	Aaa	200	202,314

				2,202,314

Georgia–9.79%

Floyd (County of) Development Authority (Shorter College Project); VRD Series 1998 RB (LOC-SunTrust Bank) 1.09%, 06/01/17(b)(c)(d)	A-1+	—	3,500	3,500,000

Illinois–14.42%

Chicago (City of); Equipment Notes Unlimited Tax Series 1996 GO 5.60%, 01/01/05(e)	AAA	Aaa	500	518,254

Cook (County of); Unlimited Tax Series 1992 C GO 5.80%, 11/15/04(e)	AAA	Aaa	300	309,796

East Peoria (City of) (Radnor/East Peoria Partnership Project); Multi-Family Housing VRD Series 1983 RB (LOC-Bank of America NT & SA) 1.10%, 06/01/08(b)(c)(d)	—	Aa1	995	995,000

F-1

	Ratings(a)		Par (000)	Market Value
	S&P	Moody’s

Illinois–(Continued)

Illinois (State of) Development Finance Authority (American College of Surgeons); VRD Series 1996 RB (LOC-Northern Trust Co.) 1.05%, 08/01/26(b)(c)(d)	A-1+	—	$2,105	$2,105,000

Illinois (State of) Development Finance Authority (National University of Health Sciences); Series 2003 B RAN (LOC-Bank One N.A.) 4.20%, 08/16/04(d)	SP-1	—	100	101,317

Illinois (State of) Development Finance Authority (6 West Hubbard Street); VRD Series 1986 IDR (LOC-LaSalle National Bank) 1.20%, 12/01/16(b)(d)(g)	A-1	—	740	740,000

Illinois (State of) Regional Transportation Authority; Series 1994 A RB 6.88%, 06/01/04(h)(i)	AAA	Aaa	225	232,763

Winnebago & Boone (Counties of) School District No. 205; Unlimited Tax Series 1992 C GO 5.90%, 02/01/05(e)	AAA	Aaa	150	156,416

				5,158,546

Iowa–6.73%

Clinton (City of); Unlimited Tax Series 1996 A GO 5.60%, 06/01/04(h)(i)	AAA	Aaa	135	136,517

Iowa (State of) Finance Authority (YMCA Project); Economic Development VRD Series 2000 RB (LOC-Wells Fargo Bank N.A.) 1.05%, 06/01/10(b)(c)(d)(j)	—	—	2,270	2,270,000

				2,406,517

Louisiana–1.13%

Louisiana (State of); Unlimited Tax Series 1995 A GO 6.75%, 05/15/04(i)	AAA	Aaa	300	303,493

New Orleans (City of) Sewer Services; Series 2000 RB 5.25%, 06/01/04(e)	AAA	Aaa	100	101,037

				404,530

Massachusetts–0.72%

Massachusetts (State of) Water Resources Authority; Series 1994 A RB 6.00%, 08/01/04(h)(i)	AAA	Aaa	150	155,286

Massachusetts (State of); Consolidated Loan Unlimited Tax Series 1997 B GO 5.00%, 06/01/04(i)	AAA	Aaa	100	100,975

				256,261

Michigan–12.85%

Michigan (State of) Strategic Fund (260 Brown Street Associates Project); VRD Limited Tax Obligation Series 1985 RB (LOC-Comerica Bank) 1.05%, 10/01/15(b)(d)(g)	—	VMIG-1	2,400	2,400,000

F-2

	Ratings(a)		Par (000)	Market Value
	S&P	Moody’s

Michigan–(Continued)

Oakland (County of) Economic Development Corp. (Rochester College Project); Limited Obligation VRD Series 2001 RB (LOC-Bank One Michigan) 1.05%, 08/01/21(b)(c)(d)	—	VMIG-1	$1,818	$1,818,000

Ottawa (County of) (Holland Area Sewage Disposal System); Refunding Limited Tax Series 2001 GO 3.45%, 06/01/04	—	Aa1	275	276,607

West Bloomfield (City of) School District (School Building & Site); Unlimited Tax Series 2001 GO 4.00%, 05/01/04(e)	AAA	Aaa	100	100,475

				4,595,082

Mississippi–1.38%

Mississippi (State of) Development Bank (Meridian Water & Sewer System); Refunding Special Obligation Series 2003 A 3.25%, 07/01/04(e)	AAA	—	490	493,480

Missouri–1.24%

Metro West Fire Protection District; Unlimited Tax Series 2003 GO 1.50%, 03/01/04(e)	AAA	—	445	445,000

Montana–1.92%

Great Falls (City of) Industrial Development Authority (Safeway Inc. Project); Refunding VRD Series 1991 IDR (LOC-Deutsche Bank A.G.) 1.20%, 06/01/04(b)(c)(d)(h)	A-1+	—	685	685,000

Nebraska–0.88%

Douglas (County of) School District No. 001; Unlimited Tax Series 1999 GO 4.90%, 12/09/04(h)(i)	AAA	Aaa	300	314,887

Nevada–0.28%

Clark (County of) School District; Limited Tax Series 1999 B GO 5.00%, 06/15/04(e)	AAA	Aaa	100	101,121

New Hampshire–0.56%

Londonderry (Town of); Unlimited Tax Series 2003 GO 3.25%, 07/01/04(e)	—	Aaa	200	201,488

New Jersey–0.42%

Sussex (County of) (County College); Unlimited Tax Series 2003 GO 2.05%, 05/01/04(e)	AAA	Aaa	150	150,256

North Carolina–5.31%

Carteret (County of) Industrial Facilities & Pollution Control Financing Authority (TexasGulf Inc. Project); VRD Series 1985 PCR (LOC-BNP Paribas) 1.09%, 10/01/05(b)(c)(d)	—	Aa2	1,900	1,900,000

F-3

	Ratings(a)		Par (000)	Market Value
	S&P	Moody’s

Ohio–0.28%

Copley Fairlawn (City of) School District; Refunding & Improvement Unlimited Tax Series 2002 GO 2.00%, 12/01/04(e)	—	Aaa	$100	$100,670

Oklahoma–0.35%

Oklahoma (State of) Industries Authority (Oklahoma County Facilities Project); Lease Series 2003 A IDR 2.25%, 07/01/04(e)	AAA	Aaa	125	125,516

Pennsylvania–5.17%

Allegheny (County of) Industrial Development Authority (Carnegie Museums of Pittsburgh); VRD Series 2002 IDR (LOC-Citizens Bank of Pennsylvania) 1.05%, 08/01/32(b)(c)(d)	—	VMIG-1	1,000	1,000,000

Bethlehem (Township of); Unlimited Tax Series 2003 GO 2.00%, 04/01/04(e)	—	Aaa	265	265,200

Elk (County of); Unlimited Tax Series 2003 GO 1.15%, 06/01/04(e)	AAA	Aaa	380	380,090

Pocono Mountain School District; Unlimited Tax Series 1996 A GO 4.60%, 11/15/04(e)	AAA	Aaa	200	204,901

				1,850,191

South Carolina–0.28%

Anderson (County of) (Belton Industries, Inc. Project); VRD Series 1991 A IDR (LOC-Bank of America N.A.) 1.10%, 07/01/04(b)(c)(d)(j)	—	—	100	100,000

South Dakota–0.42%

South Dakota State University (Housing & Auxiliary Facilities); Series 2003 RB 2.00%, 04/01/04(e)	AAA	Aaa	150	150,103

Tennessee–7.55%

Tullahoma (City of) Industrial Development Board (Marine Master Project); VRD Series 2002 IDR (LOC-AmSouth Bank) 1.19%, 10/01/17(b)(c)(d)	—	P-1	2,700	2,700,000

Texas–6.23%

Amarillo (City of) Health Facilities Corp. (Panhandle Pooled Health Care); VRD Series 1985 RB (LOC-BNP Paribas) 1.04%, 05/31/25(b)(c)(d)	—	VMIG-1	28	28,000

Bexar (County of); Refunding Limited Tax Series 2002 GO 4.50%, 06/15/04	AA	Aa2	300	302,979

Del Mar College District; Limited Tax Series 2003 GO 2.00%, 08/15/04(e)	AAA	Aaa	100	100,412

F-4

	Ratings(a)		Par (000)	Market Value
	S&P	Moody’s

Texas–(Continued)

Harris (County of) (Criminal Justice Center); Limited Tax Series 1996 GO 7.50%, 10/01/04	AA+	Aa1	$100	$103,686

McLennan (County of); Limited Tax Obligation Ctfs. Series 2003 GO 4.25%, 06/01/04(e)	—	Aaa	320	322,512

Port of Houston (City of) Authority (Harris County Port Improvement); Unlimited Tax Series 2001 A GO 5.00%, 10/01/04(e)	AAA	Aaa	225	230,020

Shenandoah (City of); Refunding Limited Tax Series 2003 GO. 2.00%, 08/15/04(e)	AAA	Aaa	285	286,097

Texas (State of); Series 2003 TRAN 2.00%, 08/31/04	SP-1+	MIG-1	600	602,522

Texas A&M University Financing System; Series 1995 RB 5.85%, 05/15/04	AA+	Aa1	100	100,967

Trinity River Authority (Regulated Wastewater System); Refunding & Improvement Series 1998 B RB 5.00%, 08/01/04(e)	AAA	Aaa	150	152,488

				2,229,683

Washington–1.41%

Chelan (County of) Public Utility District No. 001 (Chelan Hydro Project); Construction Series 1992 A RB 6.95%, 06/01/04(h)	AA	Aaa	300	304,372

Tacoma (City of) Metropolitan Park District; Unlimited Tax Series 2003 A GO 2.00%, 12/01/04(e)	AAA	Aaa	200	201,294

				505,666

Wisconsin–7.84%

Appleton (City of) Redevelopment Authority (Fox Cities Performing Arts Center Project); Redevopment VRD Series 2001 B RB (LOC-Bank One Wisconsin; M&I Marshall & Isley) 1.05%, 06/01/36(b)(c)(d)	—	VMIG-1	900	900,000

Madison (City of) Community Developement Authority (Hamilton Point Apartments Project); Refunding Multi-Family Housing VRD Series 1997 A RB (LOC-Bank One N.A.) 1.13%, 10/01/22(b)(c)(d)(j)	—	—	950	950,000

Milwaukee (City of) Area Technical College District; Unlimited Tax Series 2004 D GO 2.00%, 06/01/04	—	Aa2	250	250,495

Muskego-Norway School District; Refunding Unlimited Tax Series 2004 GO 2.00%, 04/01/04(e)	—	Aaa	100	100,080

F-5

	Ratings(a)		Par (000)	Market Value
	S&P	Moody’s

Wisconsin–(Continued)

Wisconsin (State of); Refunding Unlimited Tax Series 1998-2 GO 5.00%, 05/01/04	AA-	Aa3	$300	$301,974

Wisconsin (State of); Refunding Unlimited Tax Series 2003 GO 1.25%, 11/01/04	AA-	Aa3	300	300,000

				2,802,549

TOTAL INVESTMENTS–99.93% (Cost $35,739,972)(k)				35,739,972

OTHER ASSETS LESS LIABILITIES–0.07%				26,445

NET ASSETS–100.00%				$35,766,417

Investment Abbreviations:

Ctfs.	–	Certificates
GO	–	General Obligation Bonds
IDR	–	Industrial Development Revenue Bonds
LOC	–	Letter of Credit
PCR	–	Pollution Control Revenue Bonds
RAN	–	Revenue Anticipation Notes
RB	–	Revenue Bonds
TRAN	–	Tax and Revenue Anticipation Notes
VRD	–	Variable Rate Demand

Notes to Schedule of Investments:

(a)	Ratings assigned by Standard & Poor’s Corporation (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”).
(b)	Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(c)	Interest rates are redetermined weekly. Rates shown are rates in effect on 02/29/04.
(d)	Principal and interest payments are guaranteed by the letter of credit agreement.
(e)	Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.
(f)	Security is not rated by S&P or by Moody’s; however it is rated by Fitch IBCA (“Fitch”) of F1+
(g)	Interest rates are redetermined monthly. Rates shown are rates in effect on 02/29/04.
(h)	Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(i)	Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(j)	Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(k)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

F-6

Statement of Assets and Liabilities

February 29, 2004

(Unaudited)

Assets:
Investments, at market value (Amortized cost)	$35,739,972

Cash	588

Receivables for:
Investments sold	100,000

Fund shares sold	100,403

Interest	127,388

Other assets	671

Total assets	36,069,022

Liabilities:

Payables for:
Investments purchased	250,495

Fund shares reacquired	51,737

Dividends	272

Accrued operating expenses	101

Total liabilities	302,605

Net assets applicable to shares outstanding	$35,766,417

Net assets consist of:
Shares of beneficial interest	$35,766,719

Undistributed net investment income	(2)

Undistributed net realized gain (loss) from investment securities	(300)

$35,766,417

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Outstanding	35,766,719

Net asset value, offering and redemption price per share	$1.00

See accompanying notes which are an integral part of the financial statements.

F-7

Statement of Operations

For the six months ended February 29, 2004

(Unaudited)

Investment income:
Interest	$230,103

Expenses:

Advisory fees	50,448

Total expenses	50,448

Net investment income	179,655

Net realized gain (loss) from investment securities	(300)

Net increase in net assets resulting from operations	$179,355

See accompanying notes which are an integral part of the financial statements.

F-8

Statement of Changes in Net Assets

For the six months ended February 29, 2004, the three months ended August 31, 2003 and the year ended May 31, 2003 (Unaudited)

	Six months ended February 29, 2004	Three months ended August 31, 2003	Year ended May 31, 2003

Operations:

Net investment income	$179,655	$97,982	$588,596

Net realized gain (loss) from investment securities	(300)	—	—

Net increase in net assets resulting from operations	179,355	97,982	588,596

Distributions to shareholders from net investment income	(179,657)	(97,982)	(588,596)

Share transactions–net	(8,397,550)	(848,661)	(22,393,533)

Net increase (decrease) in net assets	(8,397,852)	(848,661)	(22,393,533)

Net assets:

Beginning of period	44,164,269	45,012,930	67,406,463

End of period (including undistributed net investment income (loss) of $(2), $0 and $0 for February 29, 2004, August 31, 2003 and May 31, 2003, respectively)	$35,766,417	$44,164,269	$45,012,930

See accompanying notes which are an integral part of the financial statements.

F-9

Notes to Financial Statements

February 29, 2004

(Unaudited)

NOTE 1—Significant Accounting Policies

INVESCO Treasurer’s Tax-Exempt Reserve Fund (the “Fund”) is a series portfolio of AIM Treasurer’s Series Trust (the “Trust”, formerly known as, INVESCO Treasurer’s Series Funds, Inc.). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company currently offering three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers one class of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

The Fund’s investment objective is to seek a high level of current income, consistent with the preservation of capital and the maintenance of liquidity.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — The Fund’s securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
B.	Repurchase Agreements — This Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.
C.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

F-10

E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. (“AIM”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee at the annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, AIM bears all expenses incurred by the Fund in connection with its operations, except for (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (iii) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies. For the period November 25, 2003 through February 29, 2004, the Fund paid advisory fees to AIM of $24,681. Prior to November 25, 2003, the investment advisor to the Trust was INVESCO Funds Group, Inc. (“IFG”). For the period September 1, 2003 through November 24, 2003, the Fund paid advisory fees to IFG of $25,767.

The Trust has entered into a master administrative services agreement with AIM to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with AIM Investment Services, Inc. (“AISI”), formerly known as A I M Fund Services, Inc., to provide transfer agency and shareholder services to the Fund. Pursuant to the investment advisory agreement, AIM bears all expense incurred under the administrative services and the transfer agency and services agreements.

The Trust has entered into a master distribution agreement with Fund Management Company (“FMC”) to serve as the distributor for the Fund.

Certain officers and trustees of the Trust are officers and directors of AIM, AISI, and/or FMC.

Note 3—Trustees’ Fees

Trustees’ fees are paid to each Trustee of the Trust who is not an “interested person” of AIM. Trustees have the option to defer their compensation. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the compensation and expenses of the Trustees, including its allocable portion of the expenses of the deferred compensation plan and retirement plan, are paid by AIM and not by the Trust.

NOTE 4—Borrowings

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 29, 2004.

Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

F-11

NOTE 5—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund’s fiscal year-end.

NOTE 6—Share Information

The Fund currently offers one class of shares.

Change in Shares Outstanding

	Six months ended February 29, 2004		Three months ended August 31, 2003		Year ended May 31, 2003

	Shares	Amount	Shares	Amount	Shares	Amount

Sold	20,052,694	$20,052,694	10,423,068	$10,423,068	74,241,005	$74,241,005

Issued as reinvestment of dividends	175,700	175,700	95,910	95,910	573,194	573,194

Reacquired	(28,625,944)	(28,625,944)	(11,367,639)	(11,367,639)	(97,207,732)	(97,207,732)

	(8,397,550)	$(8,397,550)	(848,661)	$(848,661)	(22,393,533)	$(22,393,533)

NOTE 7—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Six months ended February 29, 2004		Three months ended August 31, 2003		Year ended May 31,				Five months ended May 31, 1999
					2003	2002	2001	2000

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations: Net investment income	0.004		0.00		0.01	0.02	0.04	0.04	0.01

Less dividends from net investment income	(0.004)		(0.00)		(0.01)	(0.02)	(0.04)	(0.04)	(0.01)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(a)	0.44%		0.21%		1.19%	1.81%	3.89%	3.58%	1.16%

Ratios/supplemental data:
Net assets, end of period (000s omitted)	$35,766		$44,164		$45,013	$67,406	$59,638	$66,138	$30,374

Ratio of expenses to average net assets	0.25	%(b)	0.25	%(c)	0.25%	0.25%	0.25%	0.25%	0.25	%(c)

Ratio of net investment income to average net assets	0.88	%(b)	0.85	%(c)	1.19%	1.80%	3.81%	3.59%	2.92	%(c)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States and is not annualized for periods less than one year.
(b)	Ratios are annualized and based on average daily net assets of $40,820,875.
(c)	Annualized.

F-12

NOTE 8—Legal Proceedings

Your Fund’s investment advisor, A I M Advisors, Inc. (“AIM”), is an indirect wholly owned subsidiary of AMVESCAP PLC (“AMVESCAP”). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. (“IFG”), was formerly the investment advisor to the INVESCO Funds. IFG currently serves as the investment advisor to INVESCO Variable Investment Funds, Inc. (“IVIF”). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF. On April 30, 2004, AIM will succeed IFG as the investment advisor to IVIF.

The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of “market timing” and “late trading.” Both AIM and IFG are the subject of a number of such inquiries, as described below.

A.    Regulatory Inquiries and Actions

1.    IFG

On December 2, 2003 each of the Securities and Exchange Commission (“SEC”) and the Office of the Attorney General of the State of New York (“NYAG”) filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (the parent of AIM) and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds’ prospectuses and to the INVESCO Funds’ independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Department of Banking for the State of Connecticut and the Colorado Securities Division. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD Inc. and the SEC, none of which directly bears upon the Fund. IFG is providing full cooperation with respect to these inquiries.

2.    AIM

AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney’s Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

F-13

3.    AMVESCAP Response

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM’s and IFG’s policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund’s investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

B.    Private Actions

In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act (“ERISA”); (iii) breach of fiduciary duty; and (iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds’ advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys’ and experts’ fees.

IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the “Panel”) has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG have already been transferred to the District of Maryland in accordance with the Panel’s directive. IFG anticipates that in time most or all of the actions pending against it will be transferred to the multidistrict litigation.

Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

F-14

Proxy Results (Unaudited)

A Special Meeting of Shareholders of INVESCO Treasurer’s Tax-Exempt Reserve Fund, a portfolio of AIM Treasurer’s Series Funds (formerly INVESCO Treasurer’s Series Funds, Inc. and AIM Treasurer’s Series Funds, Inc.) (“Company”), a Maryland corporation, was held on October 21, 2003. The meeting was held for the following purposes:

(1)*	To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph D. and Mark H. Williamson.

(2)	To approve a new Investment Advisory Agreement with A I M Advisors, Inc.

(3)*	To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as a Delaware statutory trust and, in connection therewith, the sale of all of Company’s assets and the dissolution of Company as a Maryland corporation.

The results of the voting on the above matters were as follows:

	Trustees/Matter	Votes For	Withholding Authority

(1)*	Bob R. Baker Frank S. Bayley James T. Bunch Bruce L. Crockett Albert R. Dowden Edward K. Dunn, Jr. Jack M. Fields Carl Frischling Robert H. Graham Gerald J. Lewis Prema Mathai-Davis Lewis F. Pennock Ruth H. Quigley Louis S. Sklar Larry Soll, Ph.D. Mark H. Williamson	147,289,438 147,657,640 147,654,689 147,657,640 147,657,640 147,657,640 147,657,640 147,657,640 147,189,734 147,552,704 147,657,640 147,657,640 147,657,640 147,657,640 147,654,689 146,819,595	11,337,863 10,969,661 10,972,612 10,969,661 10,969,661 10,969,661 10,969,661 10,969,661 11,437,567 11,074,597 10,969,661 10,969,661 10,969,661 10,969,661 10,972,612 11,807,706

	Matter	Votes For	Votes Against	Withheld/ Abstentions

(2)	Approval of a new Investment Advisory Agreement with A I M Advisors, Inc.	24,372,370	2,636,621	1,413,909

*	Proposal required approval by a combined vote of all the portfolios of AIM Treasurer’s Series Funds, Inc.

F-15

Proxy Results (Unaudited) (continued)

	Matter	Votes For	Votes Against	Withheld/ Abstentions

(3)*	Approval of an Agreement and Plan of Reorganization which provides for the redomestication of Company as a Delaware statutory trust and, in connection therewith, the sale of all of Company’s assets and the dissolution of Company as a Maryland corporation.	145,785,704	8,568,622	4,272,975	**

*	Proposal required approval by a combined vote of all the portfolios of INVESCO Treasurer’s Series Funds, Inc.
**	Includes Broker Non-Votes

F-16

INVESCO U.S. Government

Money Fund

Semiannual Report to Shareholders • February 29, 2004

[COVER IMAGE]

[Your goals. Our solutions.]
– servicemark –

[AIM Investments Logo]
– servicemark –

INVESCO U.S. GOVERNMENT MONEY FUND is designed for investors seeking a high level of current income, consistent with the preservation of capital and the maintenance of liquidity.

About information throughout this report

■	Investor Class shares are closed to most investors. For more information on who may continue to invest in the investor Class shares, please see the appropriate prospectus.

■	The Standard & Poor’s Composite Index of 500 Stocks (the S&P 500® Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance. A direct investment cannot be made in this index.

■	The fund is not managed to track the performance of any particular index, and consequently, the performance of the fund may deviate significantly from the performance of a particular index.

■	Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor’s.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, AIMinvestments.com.

Team managed by A I M Advisors, Inc.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

This report must be accompanied or preceded by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Read it carefully before you invest.

Not FDIC Insured        May lose value         No bank guarantee

AIMinvestments.com

TO OUR SHAREHOLDERS

[GRAHAM

PHOTO]

Robert H. Graham

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit AIMinvestments.com for the most recent month-end performance.

Dear Shareholder:

This is the semiannual report on the performance of INVESCO U.S. Government Money Fund for the six months ended February 29, 2004. As of the close of the reporting period on February 29, 2004, the fund’s seven-day SEC yield was 0.26%. Had the advisor not waived fees and/or reimbursed expenses, the fund’s seven-day SEC yield would have been 0.02%. The seven-day SEC yield represents annualized results for the period, net of fees and expenses, and excludes any realized capital gains or losses. Yields will fluctuate. As of the same date, the fund’s weighted average maturity stood at 43 days and its net assets totaled $44.7 million.

Market conditions

The economy and the stock market were healthy for most of the reporting period. The nation’s gross domestic product, generally considered the broadest measure of economic activity, expanded at an annualized rate of 8.2% in the third quarter and 4.1% in the fourth quarter of 2003, and the S&P 500 Index returned 14.59% for the reporting period.

Throughout the reporting period, the federal funds target rate stood at 1.00%, its lowest level since 1958. The U.S. Federal Reserve (the Fed) said in June 2003 that it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth. By October, the Fed reported that economic expansion had increased and consumer spending was generally stronger, although the job market remained weak. The Fed’s November Beige Book report cited “reasonably broad based” economic expansion in October and early November and noted that in most Federal Reserve districts:

■     wages and the prices of finished goods and services remained fairly stable;

■     retail spending increased on a year-over-year basis;

■     manufacturing activity picked up; and

■     residential real estate activity remained strong while commercial real estate activity remained weak.

In a speech in early January 2004, Federal Open Market Committee member Ben Bernanke said that while “downside risks to the economy remain … the incoming data have continued for the most part to surprise on the upside.” In late January, the Fed left short-term rates unchanged and said that economic reports suggested that the economy was “expanding briskly.” The Fed dropped its long-standing promise to hold interest rates steady for a “considerable period,” replacing it instead with a pledge to be “patient” before raising rates.

Your fund

Historically low short-term interest rates depressed yields on bank savings accounts and money market funds. INVESCO U.S. Government Money Fund’s yields also were affected. Nonetheless, the fund continued to offer risk-averse investors safety of principal in uncertain economic times. The fund is a money market fund and therefore is not intended for investors seeking capital appreciation. The fund seeks a high level of current income, consistent with the preservation of capital and the maintenance of liquidity. The fund operates under policies designed to ensure compliance with specific federal regulations applied to money market funds. To comply with these regulations, we:

■     maintained high credit quality of the fund’s investments;

■     maintained a short average portfolio maturity;

■     ensured adequate diversification of both the issuers and the fund’s investments and the guarantors of those investments, if any; and

■     monitored accurate pricing of the fund’s investments in accordance with guidelines from the U.S. Securities and Exchange Commission.

The fund normally invests at least 80% of its net assets, plus any borrowing for investment purposes, in debt securities issued or guaranteed by the U.S. government or its agencies and securities such as repurchase agreements and variable rate or floating rate debt obligations all of which are collateralized by such obligations. Direct U.S. government obligations include Treasury bonds, bills, and notes, which are backed by the full faith and credit of the U.S. Treasury.

In closing

I thank you for your continued participation in INVESCO U.S. Government Money Fund. If you have any questions, please consult your financial advisor for help with your investment choices. As always, members of our award-winning Client Services department are ready to be of service to you. They can be reached at 800-959-4246.

Sincerely,

/s/ Robert H. Graham

Robert H. Graham Chairman and President February 29, 2004

FINANCIALS

Schedule of Investments

February 29, 2004

(Unaudited)

	Principal Amount	Market Value

U.S. Government Agency Securities–46.46%

Federal Home Loan Bank–27.77%
Unsec. Bonds, 5.02%, 04/16/04	$500,000	$502,375

1.13%, 06/02/04	2,000,000	1,999,392

1.25%, 07/02/04	1,000,000	1,000,000

2.25%, 08/13/04	1,655,000	1,663,643

6.20%, 11/17/04	1,500,000	1,550,036

5.38%, 02/15/05	500,000	519,110

Unsec. Floating Rate Global Bonds, 1.09%, 03/15/05(a)	2,000,000	1,999,687

Unsec. Global Bonds, 3.75%, 04/15/04	1,500,000	1,504,852

3.38%, 06/15/04	500,000	503,234

4.75%, 06/28/04	1,000,000	1,011,085

		12,253,414

Federal Home Loan Mortgage Corp. (FHLMC)–2.74%
Disc. Notes,(b) 1.09%, 05/20/04	713,000	711,281

1.09%, 06/17/04	500,000	498,365

		1,209,646

Federal National Mortgage Association (FNMA)–15.95%
Unsec. Floating Rate Notes, 1.11%, 05/10/05(c)	5,000,000	5,000,000

Unsec. Global Notes, 3.63%, 04/15/04	700,000	702,255

3.00%, 06/15/04	825,000	829,049

Unsec. Medium Term Notes, 6.48%, 06/28/04	500,000	508,479

		7,039,783

Total U.S. Government Agency Securities (Cost $20,502,843)		20,502,843

	Principal Amount	Market Value

Repurchase Agreements–53.14%

ABN AMRO Bank N.V.–New York Branch (Netherlands) 1.05%, 03/01/04(d)	$2,000,000	$2,000,000

Banc One Capital Markets Group 1.06%, 03/01/04(e)	2,000,000	2,000,000

Bank of America Securities LLC 1.05%, 03/01/04(f)	2,000,000	2,000,000

Bank of Nova Scotia (The)–New York Branch (Canada) 1.06%, 03/01/04(g)	2,000,000	2,000,000

Barclays Capital Inc.–New York Branch (United Kingdom) 1.05%, 03/01/04(h)	4,450,529	4,450,529

BNP Paribas Securities Corp.–New York Branch (France) 1.06%, 03/01/04(i)	5,000,000	5,000,000

Citigroup Global Markets Inc. 1.05%, 03/01/04(j)	2,000,000	2,000,000

Deutsche Bank Securities Inc.–New York Branch (Germany) 1.06%, 03/01/04(k)	2,000,000	2,000,000

WestLB A.G.–New York Branch (Germany) 1.06%, 03/01/04(l)	2,000,000	2,000,000

Total Repurchase Agreements (Cost $23,450,529)		23,450,529

TOTAL INVESTMENTS–99.60% (Cost $43,953,372)(m)		43,953,372

OTHER ASSETS LESS LIABILITIES–0.40%		177,208

NET ASSETS–100.00%		$44,130,580

F-1

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest rate is redetermined quarterly. Rate shown is rate in effect on 02/29/04.
(b)	Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Interest rate is redetermined daily. Rate shown is rate in effect on 02/29/04.
(d)	Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,021,875. Collateralized by $253,051,000 U.S. Government obligations, 0% to 5.25% due 03/24/04 to 11/05/12 with an aggregate market value at 02/29/04 of $255,000,425.
(e)	Joint repurchase agreement entered into 02/27/04 with a maturing value of $150,013,250. Collateralized by $147,930,000 U.S. Government obligations, 0% to 7.99% due 03/05/04 to 01/30/09 with an aggregate market value at 02/29/04 of $153,002,843.
(f)	Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,021,875. Collateralized by $256,178,000 U.S. Government obligations, 0% due 05/25/04 to 08/25/04 with an aggregate market value at 02/29/04 of $255,000,086.
(g)	Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $240,656,000 U.S. Government obligations, 0% to 6.88% due 04/15/04 to 11/15/11 with an aggregate market value at 02/29/04 of $255,000,819.
(h)	Joint repurchase agreement entered into 02/27/04 with a maturing value of $622,935,331. Collateralized by $606,637,000 U.S. Government obligations, 0% to 6.90% due 03/15/04 to 11/15/30 with an aggregate market value at 02/29/04 of $635,338,671.
(i)	Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $248,222,000 U.S. Government obligations, 0% to 5.25% due 03/10/04 to 03/22/07 with an aggregate market value at 02/29/04 of $255,000,595.
(j)	Joint repurchase agreement entered into 02/27/04 with a maturing value of $200,017,500. Collateralized by $197,581,000 U.S. Government and Treasury obligations, 1.63% to 6.63% due 01/31/05 to 11/15/30 with an aggregate market value at 02/29/04 of $204,000,749.
(k)	Joint repurchase agreement entered into 02/27/04 with a maturing value of $250,022,083. Collateralized by $232,161,000 U.S. Government obligations, 5.00% to 6.25% due 03/15/11 to 01/30/14 with an aggregate market value at 02/29/04 of $255,001,035.
(l)	Joint repurchase agreement entered into 02/27/04 with a maturing value of $300,026,500. Collateralized by $288,919,000 U.S. Government obligations, 4.80% to 6.50% due 05/14/04 to 09/02/10 with an aggregate market value at 02/29/04 of $306,000,280.
(m)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

F-2

Statement of Assets and Liabilities

February 29, 2004

(Unaudited)

Assets:
Investments, excluding repurchase agreements, at value (amortized cost)	$20,502,843

Repurchase agreements (amortized cost)	23,450,529

Total investment (cost $43,953,372)	43,953,372

Receivables for:
Fund shares sold	182,335

Interest	110,407

Amount due from advisor	37,154

Investment for deferred compensation and retirement plans	19,608

Other assets	35,326

Total assets	44,338,202

Liabilities:
Payables for:
Fund shares reacquired	145,222

Dividends	190

Deferred compensation and retirement plans	22,579

Accrued administrative services fees	4,091

Accrued trustees’ fees	1,668

Accrued transfer agent fees	14,220

Accrued operating expenses	19,652

Total liabilities	207,622

Net assets applicable to shares outstanding	$44,130,580

Net assets consist of:
Shares of beneficial interest	$44,130,580

Shares outstanding, $0.01 par value share, unlimited number of shares authorized:
Outstanding	44,130,580

Net asset value and offering price per share	$1.00

See accompanying notes which are an integral part of the financial statements.

F-3

Statement of Operations

For the six months ended February 29, 2004

(Unaudited)

Investment income:
Interest	$295,713

Expenses:
Advisory fees	136,512

Administrative services fees	17,259

Transfer agent fees	158,936

Trustees’ fees	5,155

Printing and postage	24,054

Other	45,788

Total expenses	387,704

Less: Expenses reimbursed and expense offset arrangements	(157,141)

Net expenses	230,563

Net investment income	65,150

Net increase in net assets resulting from operations	$65,150

See accompanying notes which are an integral part of the financial statements.

F-4

Statement of Changes in Net Assets

For the six months ended February 29, 2004, three months ended August 31, 2003 and the year ended May 31, 2003

(Unaudited)

	Six months ended February 29, 2004	Three months ended August 31, 2003	Year ended May 31, 2003

Operations:
Net investment income	$65,150	$54,251	$533,374

Net increase in net assets resulting from operations	65,150	54,251	533,374

Distributions to shareholders from net investment income	(65,150)	(54,251)	(533,374)

Share transactions–net	(20,752,840)	(2,213,927)	(8,622,874)

Net increase (decrease) in net assets	(20,752,840)	(2,213,927)	(8,622,874)

Net assets:
Beginning of period	64,883,420	67,097,347	75,720,221

End of period	$44,130,580	$64,883,420	67,097,347

See accompanying notes which are an integral part of the financial statements.

F-5

Notes to Financial Statements

February 29, 2004

(Unaudited)

NOTE 1—Significant Accounting Policies

INVESCO U.S. Government Money Fund (the “Fund”) is a series portfolio of AIM Treasurer’s Series Trust (the “Trust”, formerly known as, INVESCO Treasurer’s Series Funds, Inc.). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company currently offering three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers one class of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. On November 25, 2003, the Fund was restructured from a separate series of AIM Money Market Funds, Inc. (formerly, INVESCO Money Market Funds, Inc.) to a new series portfolio of the Trust.

The Fund’s investment objective is to seek a high level of current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — The Fund’s securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
B.	Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

C.	Securities Transactions and Investment Income —Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. (“AIM”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $300 million of the Fund’s average daily net assets, plus 0.40% on the next $200 million of the Fund’s average daily net assets, plus 0.30% on the Fund’s average daily net assets in excess of $500 million. For the period November 25, 2003 through February 29, 2004, the Fund paid advisory fees to AIM of $66,528. Prior to November 25, 2003, the Trust had an investment advisory agreement with INVESCO Funds Group, Inc. (“IFG”). For the period September 1, 2003 through November 24, 2003, the Fund paid advisory fees to IFG of $69,984. Prior to November 25, 2003, the Trust had a sub-advisory agreement with A I M Capital Management, Inc.

AIM has voluntarily agreed to limit total annual operating expenses to 0.85% (excluding interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any). Voluntary fee waivers or reimbursements may be modified or discontinued at any time without further notice to investors after April 30, 2004 upon consultation with the Board of Trustees.

For the period November 25, 2003 through February 29, 2004, AIM reimbursed transfer agency expenses of the Fund of $112,268. Prior to November 25, 2003, IFG reimbursed transfer agency expenses of the Fund of $44,836.

AIM is entitled to reimbursement from a Fund that has had fees and expenses absorbed pursuant to these arrangements if such reimbursements do not cause the Fund to exceed the then current expense limitations and the reimbursement is made within three years after AIM incurred the expense. At February 29, 2004, the reimbursement that may potentially be made by the Fund to AIM which will expire during the calendar year ended 2005 was

F-6

$107,194, expiring during the calendar year ended 2006 was $217,132 and expiring during the calendar year ended 2007 was $87,498.

The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the period November 25, 2003 through February 29, 2004, AIM was paid $10,615 for such services. Prior to November 25, 2003, the Trust had an administrative services agreement with INVESCO Funds Group, Inc. (“IFG”). For the period September 1, 2003 through November 24, 2003, IFG was paid $6,644 for such services.

The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. (“AISI”), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. Prior to October 1, 2003, the Trust had a transfer agency and service agreement with IFG. For the period September 1, 2003 through September 30, 2003, IFG retained $29,896 for such services. For the period October 1, 2003 through February 29, 2004, AISI retained $129,040 for such services.

The Trust has entered into a master distribution agreement with A I M Distributors, Inc. (“AIM Distributors”) to serve as the distributor for the Fund.

Certain officers and trustees of the Trust are officers and directors of AIM, AISI, INVESCO and/or AIM Distributors.

NOTE 3—Expense Offset Arrangements

Indirect expenses under expense offset arrangements are comprised of custodian credits resulting from periodic overnight cash balances at the custodian. For the six months ended February 29, 2004, the Fund received reductions in custodian fees of $37 under an expense offset arrangement, which resulted in a reduction of the Fund’s total expenses of $37.

NOTE 4—Trustees’ Fees

Trustees’ fees represent remuneration paid to each Trustee of the Trust who is not an “interested person” of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

During the six months ended February 29, 2004, the Fund paid legal fees of $661 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5—Borrowings

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 29, 2004.

Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund’s fiscal year-end.

F-7

NOTE 7—Share Information

The Fund currently offers one class of shares.

Changes in Shares Outstanding

	Six months ended February 29, 2004		Three months ended August 31, 2003		Year ended May 31, 2003
	Shares	Amount	Shares	Amount	Shares	Amount

Sold	22,109,791	$22,109,791	16,056,651	$16,056,651	231,418,527	$231,418,527

Issued as reinvestment of dividends	62,769	62,769	52,808	52,808	502,735	502,735

Reacquired	(42,925,400)	(42,925,400)	(18,323,386)	(18,323,386)	(240,544,136)	(240,544,136)

	(20,752,840)	$(20,752,840)	(2,213,927)	$(2,213,927)	(8,622,874)	$(8,622,874)

NOTE 8—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Six months ended February 29, 2004		Three months ended August 31, 2003		Year ended May 31,
					2003	2002	2001	2000	1999

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations net investment income	0.001		0.00		0.01	0.02	0.05	0.05	0.04

Less dividends from net investment income	(0.001)		(0.00)		(0.01)	(0.02)	(0.05)	(0.05)	(0.04)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(a)	0.12%		0.08%		0.72%	1.67%	5.24%	4.74%	4.36%

Ratios/supplemental data:
Net assets, end of period (000s omitted)	$44,131		$64,883		$67,097	$75,720	$75,380	$86,060	$91,509

Ratio of expenses to average net assets:
With fee waivers	0.84	%(b)	0.85	%(c)	0.85%	0.85%	0.86%	0.86%	0.86%

Without fee waivers	1.42	%(b)	1.25	%(c)	1.11%	1.04%	1.18%	1.16%	1.08%

Ratio of net investment income to average net assets	0.24	%(b)	0.33	%(c)	0.72%	1.65%	5.10%	4.63%	4.28%

(a)	Includes adjustments in accordance with accounting principle generally accepted in the United States of America and is not annualized for periods less than one year.
(b)	Ratios are annualized and based on average daily net assets of $54,904,984.
(c)	Annualized

F-8

NOTE 9—Legal Proceedings

Your Fund’s investment advisor, A I M Advisors, Inc. (“AIM”), is an indirect wholly owned subsidiary of AMVESCAP PLC (“AMVESCAP”). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. (“IFG”), was formerly the investment advisor to the INVESCO Funds. IFG currently serves as the investment advisor to INVESCO Variable Investment Funds, Inc. (“IVIF”). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF. On April 30, 2004, AIM will succeed IFG as the investment advisor to IVIF.

The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of “market timing” and “late trading.” Both AIM and IFG are the subject of a number of such inquiries, as described below.

A.    Regulatory Inquiries and Actions

1.    IFG

On December 2, 2003 each of the Securities and Exchange Commission (“SEC”) and the Office of the Attorney General of the State of New York (“NYAG”) filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (the parent of AIM) and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds’ prospectuses and to the INVESCO Funds’ independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Department of Banking for the State of Connecticut and the Colorado Securities Division. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD Inc. and the SEC, none of which directly bears upon the Fund. IFG is providing full cooperation with respect to these inquiries.

2.    AIM

AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney’s Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

3.    AMVESCAP Response

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM’s and IFG’s policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund’s investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

B.    Private Actions

In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii)

F-9

NOTE 9—Legal Proceedings (continued)

violation of various provisions of the Employee Retirement Income Security Act (“ERISA”); (iii) breach of fiduciary duty; and (iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds’ advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys’ and experts’ fees.

IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the “Panel”) has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG have already been transferred to the District of Maryland in accordance with the Panel’s directive. IFG anticipates that in time most or all of the actions pending against it will be transferred to the multidistrict litigation.

Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

F-10

Proxy Results (Unaudited)

A Special Meeting of Shareholders of INVESCO U.S. Government Money Fund, a portfolio of AIM Money Market Funds, Inc. (formerly INVESCO Money Market Funds, Inc., and AIM Money Market Funds, Inc.), (“Company”), a Maryland corporation, was held on October 21, 2003. The meeting was adjourned and reconvened on October 28, 2003 and November 4, 2003. The meeting was held for the following purposes:

(1)*	To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph D. and Mark H. Williamson.

(2)	To approve a new Investment Advisory Agreement with A I M Advisors, Inc.

(3)*	To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as a Delaware statutory trust and, in connection therewith, the sale of all of Company’s assets and the dissolution of Company as a Maryland corporation.

The results of the voting on the above matters were as follows:

	Directors/Matter	Votes For	Withholding Authority

(1)*	Bob R. Baker Frank S. Bayley James T. Bunch Bruce L. Crockett Albert R. Dowden Edward K. Dunn, Jr. Jack M. Fields Carl Frischling Robert H. Graham Gerald J. Lewis Prema Mathai-Davis Lewis F. Pennock Ruth H. Quigley Louis S. Sklar Larry Soll, Ph.D. Mark H. Williamson	324,634,282 324,684,893 324,820,436 324,786,866 324,729,124 324,642,698 324,804,846 324,483,341 324,695,685 324,383,040 324,337,456 324,624,967 324,287,369 324,740,661 324,618,967 324,357,934	24,953,508 24,902,897 24,767,354 24,800,924 24,858,666 24,945,092 24,782,944 25,104,449 24,892,105 25,204,750 25,250,334 24,962,823 25,300,421 24,847,129 24,968,823 25,229,856

	Matter	Votes For	Votes Against	Withheld/ Abstentions

(2)	Approval of a new Investment Advisory Agreement with A I M Advisors, Inc.	34,782,858	2,984,338	1,096,240
(3)*	To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as a Delaware statutory trust and, in connection therewith, the sale of all of Company’s assets and the dissolution of Company as a Maryland corporation.	287,025,916	19,072,101	43,489,773	**

The Special Meeting of Shareholders of the Company was reconvened on October 28, 2003. The following matter was then considered:

	Matter	Votes For	Votes Against	Withheld/ Abstentions

(3)*	To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as a Delaware statutory trust and, in connection therewith, the sale of all of Company’s assets and the dissolution of Company as a Maryland corporation.	308,882,766	20,992,872	44,666,931	**

The Special Meeting of Shareholders of the Company was reconvened on November 4, 2003. The following matter was then considered:

	Matter	Votes For	Votes Against	Withheld/ Abstentions

(3)*	Approval of an Agreement and Plan of Reorganization which provides for the redomestication of Company as a Delaware statutory trust and, in connection therewith, the sale of all of Company’s assets and the dissolution of Company as a Maryland corporation.	333,883,642	21,412,830	45,519,421	**

*	Proposal required approval by a combined vote of all the portfolios of AIM Money Market Funds, Inc.
**	Includes Broker Non-Votes

F-11

OTHER INFORMATION

Trustees and Officers

Board of Trustees	Officers	Office of the Fund

Bob R. Baker

Frank S. Bayley

James T. Bunch

Bruce L. Crockett

Albert R. Dowden

Edward K. Dunn, Jr.

Jack M. Fields

Carl Frischling

Robert H. Graham

Gerald J. Lewis

Prema Mathai-Davis

Lewis F. Pennock

Ruth H. Quigley

Louis S. Sklar

Larry Soll, Ph.D.

Mark H. Williamson

Robert H. Graham

Chairman and President

Mark H. Williamson

Executive Vice President

Kevin M. Carome

Senior Vice President, Secretary and Chief Legal Officer

Sidney M. Dilgren

Vice President and Treasurer

Robert G. Alley

Vice President

Stuart W. Coco

Vice President

Melville B. Cox

Vice President

Karen Dunn Kelley

Vice President

Edgar M. Larsen

Vice President

11 Greenway Plaza
Suite 100

Houston, TX 77046-1173

Investment Advisor

A I M Advisors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Transfer Agent

AIM Investment Services, Inc.

P.O. Box 4739

Houston, TX 77210-4739

Custodian

The Bank of New York

100 Church Street

New York, NY 10286-0001

Counsel to the Fund

Ballard Spahr

Andrews & Ingersoll, LLP

1735 Market Street, 51st Floor

Philadelphia, PA 19103-7599

Counsel to the Trustees

Kramer, Levin, Naftalis & Frankel LLP

919 Third Avenue

New York, NY 10022-3852

Distributor

A I M Distributors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Domestic Equity

AIM Aggressive Growth Fund

AIM Balanced Fund*

AIM Basic Balanced Fund*

AIM Basic Value Fund

AIM Blue Chip Fund

AIM Capital Development Fund

AIM Charter Fund

AIM Constellation Fund

AIM Dent Demographic Trends Fund

AIM Diversified Dividend Fund1

AIM Emerging Growth Fund

AIM Large Cap Basic Value Fund

AIM Large Cap Growth Fund

AIM Libra Fund

AIM Mid Cap Basic Value Fund

AIM Mid Cap Core Equity Fund2

AIM Mid Cap Growth Fund

AIM Opportunities I Fund

AIM Opportunities II Fund

AIM Opportunities III Fund

AIM Premier Equity Fund

AIM Select Equity Fund

AIM Small Cap Equity Fund3

AIM Small Cap Growth Fund4

AIM Trimark Endeavor Fund

AM Trimark Small Companies Fund

AIM Weingarten Fund

INVESCO Core Equity Fund

INVESCO Dynamics Fund

INVESCO Mid-Cap Growth Fund

INVESCO Small Company Growth Fund

INVESCO S&P 500 Index Fund

INVESCO Total Return Fund*

*	Domestic equity and income fund

International/Global Equity

AIM Asia Pacific Growth Fund

AIM Developing Markets Fund

AIM European Growth Fund

AIM European Small Company Fund

AIM Global Aggressive Growth Fund

AIM Global Growth Fund

AIM Global Equity Fund5

AIM Global Value Fund6

AIM International Emerging Growth Fund

AIM International Growth Fund

AIM Trimark Fund

INVESCO International Core Equity Fund7

Sector Equity

AIM Global Health Care Fund

AIM Real Estate Fund

INVESCO Advantage Health Sciences Fund

INVESCO Energy Fund

INVESCO Financial Services Fund

INVESCO Gold & Precious Metals Fund

INVESCO Health Sciences Fund

INVESCO Leisure Fund

INVESCO Multi-Sector Fund

INVESCO Technology Fund

INVESCO Utilities Fund

Fixed Income

TAXABLE

AIM Floating Rate Fund

AIM High Yield Fund

AIM Income Fund

AIM Intermediate Government Fund

AIM Limited Maturity Treasury Fund

AIM Money Market Fund

AIM Short Term Bond Fund

AIM Total Return Bond Fund

INVESCO U.S. Government Money Fund

TAX-FREE

AIM High Income Municipal Fund

AIM Municipal Bond Fund

AIM Tax-Exempt Cash Fund

AIM Tax-Free Intermediate Fund

[1]	Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund.

[2]	As of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund is available to new investors on a limited basis. For information on who may continue to invest in AIM Mid Cap Core Equity Fund, please contact your financial advisor.

[3]	AIM Small Cap Equity Fund was closed to most investors on December 19, 2003. For information on who may continue to invest in AIM Small Cap Equity Fund, please contact your financial advisor.

[4]	AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor.

[5]	Effective March 31, 2004, AIM Global Trends Fund was renamed AIM Global Equity Fund.

[6]	Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund.

[7]	Effective November 24, 2003, INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund.

If used after June 20, 2004, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $149 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world’s largest independent financial services companies with $371 billion in assets under management. Data as of December 31, 2003.

Consider the investment objectives, risks, and charges and expenses carefully. For this and other important information about AIM and INVESCO funds, obtain a prospectus from your financial advisor or AIMinvestments.com and read it thoroughly before investing.

AIMInvestments.com	I-USGM-SAR-1

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ITEM 2.	CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[Reserved]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There has been a material change to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees. The Registrant, formerly a Maryland corporation, was redomesticated as a Delaware statutory trust on November 25, 2003. As a Maryland corporation, the Registrant did not have such procedures in place. As part of the process of redomesticating as a Delaware statutory trust, the Registrant adopted new bylaws which include procedures that shareholders of the Registrant must follow in recommending nominees to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Registrant’s current bylaws, any shareholder may submit names of individuals to be considered by the Registrant’s Governance Committee or the Board, as applicable, provided: (i) that such person submits such names in a timely manner in compliance with the notice provisions set forth in the bylaws; (ii) that such person was a shareholder of record at the time of submission of such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and (iii) that the Governance

Committee or the Board, as applicable, shall make the final determination of persons to be nominated.

Notice provisions set forth in the Registrant’s current bylaws require that any shareholder desiring to nominate a person for election as trustee at a shareholder meeting that has been called for the purpose of electing one or more trustees must submit to the secretary of the Registrant the nomination in writing at not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting. The notice must set forth: (i) as to each person whom the shareholder proposes to nominate for election or reelection as a trustee all information relating to such person that is required to be disclosed in solicitations of proxies for election of trustees in an election contest, or is otherwise required, in each case pursuant to Regulation 14A of the Securities Exchange Act of 1934, as amended (the “1934 Act”) (including such person’s written consent to being named in the proxy statement as a nominee and to serving as a trustee if elected); and (ii) as to the shareholder giving the notice and the beneficial owner, if any, on whose behalf the nomination is made: (a) the name and address of such shareholder, as they appear on the Registrant’s books, and of such beneficial owner; and (b) the number of shares of each series portfolio of the Registrant which are owned of record or beneficially by such shareholder and such beneficial owner.

The Registrant also adopted Shareholder Communication Procedures (the “Procedures”) on December 10, 2003. The Procedures are intended to set forth the process by which shareholders of the Registrant may send communications to the Board. If a shareholder sends a recommendation of a nominee to the Board or to an individual trustee, such communication would be covered by the Procedures; provided, however, that shareholder proposals submitted pursuant to Rule 14a-8 under the 1934 Act, and communications made in connection with such proposals are not subject to the Procedures.

Pursuant to the Procedures, shareholders should send their communications to Ivy B. McLemore, First Vice President Corporate Communications. Communications made to Mr. McLemore may be communicated by telephone, e-mail or regular mail to the following address: (713) 214-1904, ivy.mclemore@aiminvestments.com, A I M Management Group Inc., 11 Greenway Plaza, Suite 100, Houston, TX 77046. All shareholder communications received by Mr. McLemore shall be promptly forwarded to the individual trustee of the Registrant to whom they were addressed or to the full Board, as applicable. Copies of all shareholder communications will also be distributed to the Chairs of each of the Registrant’s Audit Committee, Governance Committee, Investments Committee and Valuation Committee, to counsel for the Registrant and to counsel for the independent trustees of the Registrant. Counsel for the Registrant, upon receipt of their copy of a shareholder communication, shall work with such Chairs and counsel for the independent trustees to determine whether such shareholder communication should be distributed to any trustees to whom it was not sent and whether and in what manner the trustees should respond to such shareholder communication. Responses, if any, to shareholder communications shall be coordinated by counsel for the Registrant, working with the Chairs and counsel for the independent trustees.

ITEM 10.	CONTROLS AND PROCEDURES.

(a)	As of March 22, 2004, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 22, 2004, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant of Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating go the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal half-year (the Registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting. However, changes in certain other controls have been implemented during such time period, involving such things as trade monitoring, fair value pricing, revising trading guidelines, and establishing redemption fees on trades in certain funds, which could affect the Registrant.

ITEM 11.	EXHIBITS.

11(a)(1)	Not applicable for semi-annual reports.

11(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

11(a)(3)	Not applicable.

11(b)	Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AIM Treasurer’s Series Trust

By:	/s/ Robert H. Graham

Robert H. Graham Principal Executive Officer

Date:	May 6, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert H. Graham

Robert H. Graham Principal Executive Officer

Date :	May 6, 2004

By:	/s/ Sidney M. Dilgren

Sidney M. Dilgren Principal Financial Officer

Date :	May 6, 2004

EXHIBIT INDEX

11(a)(1)	Not applicable for semi-annual reports.

11(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

11(a)(3)	Not applicable.

11(b)	Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.